STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1) (Nonvested shares)	3 Months Ended
	Sep. 30, 2012 Price	Jun. 30, 2012 Price	Mar. 31, 2012 Price	Sep. 30, 2011 Price	Jun. 30, 2011 Price	Mar. 31, 2011 Price
Nonvested shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Nonvested shares	1,017,500	1,032,000	60,000	92,000	124,000	124,000
Number of Shares, Granted		23,000	1,994,000		6,000
Number of Shares, Forfeited / Expired			(50,000)
Number of Shares, Vested	987,500	(37,500)	(972,000)	(32,000)	(38,000)
Number of Shares, Nonvested shares	30,000	1,017,500	1,032,000	60,000	92,000	124,000
Weighted Average Exercise Price, Nonvested shares	1.75	1.75	2.60	2.60	2.25	2.25
Weighted Average Exercise Price, Granted		1.70	1.70		0.85
Weighted Average Exercise Price, Forfeited / Expired			1.70
Weighted Average Exercise Price, Vested	1.73	1.70	1.70	2.60	1.19
Weighted Average Exercise Price, Nonvested shares	2.60	1.75	1.75	2.60	2.60	2.25
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	9 months 29 days	1 year 28 days	6 years 9 months	7 years 3 months	7 years 28 days	7 years 3 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)		11 months	1 year		4 years 11 months
Weighted Average Remaining Contractual Term, Forfeited / Expired (in years)			11 months
Weighted Average Remaining Contractual Term, Vested (in years)	5 months	9 months	1 year	6 years 9 months	5 years 8 months
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	6 years 28 days	9 months 29 days	1 year 28 days	7 years 28 days	7 years 3 months	7 years 29 days